CAPITAL STOCK AND STOCKHOLDER'S EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8 – CAPITAL STOCK AND STOCKHOLDER’S EQUITY

Common Stock

In August 2014, we issued an aggregate of 25,000 units to consultants as payment for business and advisory services valued at approximately $20,000 in total. Each unit consists of one share of our common stock, and one-half of one Series D common stock purchase warrant. The units are substantially similar to the units issued in our June 2014 private placement. Each warrant has an exercise price of $1.15 per share, is immediately exercisable and separately transferable from the common shares and expires on the five year anniversary of the date of issuance. In August 2014, we also issued a total of 189,364 common shares, valued at approximately $169,000, as partial payment for investor and media relations services.

In February 2014, we entered into an agreement with H.C. Wainwright to serve as our exclusive advisor for a proposed offering of our securities. Pursuant to the placement agent agreement, we agreed to a cash placement fee equal to 8% of the aggregate gross proceeds to us from the sale of our securities and to issue the placement agent warrants to purchase shares of common stock equal to 8% of the common stock sold in such offering (excluding shares of common stock issuable upon the exercise of any warrants issued in the offering), provided that, with respect to sales to certain prior investors, we agreed to pay a cash placement agent fee of 4% of the aggregate gross proceeds from such prior investors and issue the placement agent warrants to purchase shares of common stock equal to 4% of the common stock sold to such investors. In June 2014, we completed a registered offering of our securities, see Equity Financing section below for further information regarding this transaction.

In February 2014, we entered into an agreement for method development by a contract manufacturer and issued an aggregate of 91,334 shares of common stock, valued at approximately $127,000, as compensation. In February 2014, we also entered into an agreement to grant an aggregate of 47,800 shares of common stock, valued at approximately $67,000, to a consultant for business advisory services to be provided to the Company.

During the nine months ended September 30, 2014, no warrants were exercised into common shares. During the nine months ended September 30, 2013, 325,670 warrants were exercised into an equivalent number of common shares for which we received proceeds of approximately $404,000, and one million warrants were exercised on a cashless basis into 537,722 common shares.

Equity Financing

On May 23, 2014, our registration statement on Form S-1 (File No. 333-194687) was declared effective by the United States Securities and Exchange Commission. Pursuant to the registration statement, we offered and sold 4,163,961 units, each consisting of: (i) one share of our common stock, (ii) one-half of one Series A common stock purchase warrant, (iii) one Series B common stock purchase warrant and (iv) one Series C common stock purchase warrant. The units were sold at a public offering price of $0.80 per unit. The offering commenced on May 28, 2014 and did not terminate before all of the securities registered in the registration statement were sold. On June 3, 2014, we closed the sale of such securities, resulting in net proceeds to us of approximately $3.0 million after deducting placement agent fees and expenses of $278,000 and other offering expenses of approximately $64,000, including the reimbursement of placement agent’s counsel of $50,000. The placement agent also received common stock purchase warrants to purchase 326,817 shares on substantially the same terms as the Series A warrants.

Each Series A warrant has an exercise price of $1.15 per share, is immediately exercisable and separately transferable from the common shares and expires on the five year anniversary of the date of issuance. Each Series B warrant has an exercise price of $0.85 per share, is immediately exercisable and separately transferable from the common shares and expires on the nine month anniversary of the date of issuance. Each Series C warrant has an exercise price of $0.85 per share, is immediately exercisable and separately transferable from the common shares and will expire on the twelve month anniversary of the date of issuance. The units are not certificated.

In June 2014, we are also offered and sold 966,250 units in a private placement to certain accredited investors with whom we had a prior relationship or who were shareholders. Each unit was priced at $0.80 and consisted of one share of our common stock, and one-half of one Series D common stock purchase warrant. Each Series D warrant has an exercise price of $1.15 per share, is immediately exercisable and separately transferable from the shares and will expire on the five year anniversary of the date of issuance.

NOTE 9 – CAPITAL STOCK AND STOCKHOLDER’S EQUITY

Common Stock

During the year ended December 31, 2013, 325,670 warrants were exercised into an equivalent number of common shares for which we received proceeds of approximately $404,000, and one million warrants were exercised on a cashless basis into 537,722 common shares.

During the year ended December 31, 2012, 544,639 options and warrants were exercised into an equivalent number of common shares. We received proceeds of $691,000 from the exercise of the options and warrants, and 78,333 warrants were exercised on a cashless basis into 37,301 common shares.

Equity Financing

August 2013 Offering

In August of 2013, we sold an aggregate of $5,000,032, or 3,333,356 units, to accredited and institutional investors. The price per unit was $1.50, with each unit consisting of (i) one share of the Company’s common stock and (ii) one common stock purchase warrant. The warrants have a term of five years and entitle the holder to purchase the Company’s common stock at a price per share of $1.75. In the event that the shares underlying the warrants are not subject to a registration statement at the time of exercise, the warrants may be exercised on a cashless basis after 6 months from the issuance date. The warrants also contain provisions providing for an adjustment in the underlying number of shares and exercise price in the event of stock splits or dividends and fundamental transactions. Additionally, the warrants contain limitations on the holder’s ability to exercise the warrants in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding common stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ prior notice to the Company.

In connection with the offering, we also paid commissions equal to 8% of gross proceeds, for an aggregate commission of $400,003, and a non-accountable expense allowance equal to 2% of the gross proceeds, or $100,001 to the placement agent. The placement agent also received common stock purchase warrants to purchase such number of shares equal to 8% of the shares sold in the offering to investors, or 266,668 placement agent warrants with substantially the same terms as the warrants. Additionally, the placement agent was also reimbursed for its legal and due diligence costs in an amount not greater than $35,000. The placement agent will also receive (i) a cash fee of 4% of gross proceeds received from the exercise of the warrants, and (ii) additional transaction fees equal to 8% of gross proceeds and 8% warrant coverage for any future investment by one of the investors in the Company for a period of 12 months following the closing of the offering.

In connection with the offering, investors received certain registration rights. Pursuant to the registration rights, the Company agreed to file a registration statement with the SEC within 45 days from the closing to register the resale of the common shares and common shares underlying the warrants. The Company also agreed to have the registration statement declared effective within 120 days from the filing date. The Company agreed to keep the registration statement continuously effective until the earlier to occur of (i) the date after which all of the securities to be registered thereunder have been sold, or (ii) the date on which all the securities to be registered thereunder may be sold without volume or manner-of-sale restrictions and without current public information pursuant to Rule 144 under the Securities Act of 1933, as amended. We are also obligated to pay the investors, as partial liquidated damages, a fee of 1.5% of each investor’s subscription amount per month in cash or shares of the Company’s common stock, at the discretion of the Company, upon the occurrence of certain events, including our failure to file and / or failure to have the registration statement declared effective within the time provided. The Company has satisfied the filing deadline and effectiveness condition.

December 2012 Offering

In December of 2012 we commenced a unit offering of our securities.  Each unit consists of: (i) one share of common stock, and (ii) one common stock purchase warrant. The warrants have a term of five years and entitle the holders to purchase common stock at a price per share of $3.00. In the event the shares underlying the warrants are not subject to a registration statement, the warrants may be exercised on a cashless basis after 12 months from the issuance date. The warrants also contain provisions providing for an adjustment in the underlying number of shares and exercise price in the event of stock splits or dividends and fundamental transactions, as defined. The warrants do not contain any price protection provisions. Additionally, the warrants contain limitations on the holder’s ability to exercise the warrants in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding common stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ prior notice to the Company.

In January 2013, we offered and sold an aggregate of 104,095 units in an additional closing resulting in gross proceeds of $0.2 million. The price per unit was $2.20. In connection with the December 2012 and January 2013 closings, we issued 96,443 additional units in March 2013 in order to adjust the price per unit from $2.20 to $1.773 to be consistent with the price per unit of our March 2013 closing as discussed below.

In March 2013, we offered and sold an additional 557,256 units in connection with an additional closing, resulting in gross proceeds of $1.0 million, at a price per unit of $1.773. In connection with this closing, we incurred placement agent fees and expenses in the amount of $37,000 in cash and issued warrants to purchase 18,410 shares at an exercise price per share of $3.00.

In connection with the offering, we agreed to enter into registration rights agreements with our investors. Pursuant to the registration rights agreements, we agreed to file a “resale” registration statement with the SEC covering the shares of common stock included in the units as well as the shares underlying the warrants, within 45 days of the final closing date of the sale of units and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. We also agreed to use our best efforts to have the registration statement declared effective within 90 days of the final closing. We are also obligated to pay to investors, as partial liquidated damages, a fee of 0.50% per month in cash up to a maximum of 6%, upon the occurrence of certain events, including but not limited to failure to file and/or have the registration statement declared effective within the time provided. Subsequent to the offering, we received a waiver and amendment to the registration rights agreement by holders of a majority of the registrable securities. The effect of the waiver and amendment was to waive all penalties under the registration rights agreement with regard to filing deadlines and effectiveness requirements.